TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [Abstract]
Trade payables	$ 6,833	$ 3,885
Accruals and other liabilities	13,597	7,552
Amounts payable for financial assets	0	800
Payroll taxes	659	405
Employee related social insurance	112	110
Contingent consideration	5,384	0
Deferred income	197	50
Total trade and other payables	26,782	12,802
Accrued Liabilities To Contracted Licence Payments	$ 185	$ 144